UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23494

T. Rowe Price Exchange-Traded Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2025

Health Care ETF (TMED)

Principal Listing Exchange: Nasdaq Stock Market LLC

This semi-annual shareholder report contains important information about Health Care ETF (the "fund") for the period of June 11, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Health Care ETF	$2	0.44%

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$9,924
  Number of Portfolio Holdings107
  Portfolio Turnover Rate4.1%

What did the fund invest in?

Industry Allocation (as a % of Net Assets)

Biotechnology	29.4%
Health Care Equipment & Supplies	23.3
Pharmaceuticals	20.9
Health Care Providers & Services	16.5
Life Sciences Tools & Services	9.1
Other	0.8

Top Ten Holdings (as a % of Net Assets)

Eli Lilly	13.9%
UnitedHealth Group	7.1
AbbVie	6.7
Intuitive Surgical	4.5
Abbott Laboratories	4.1
Danaher	4.0
Becton Dickinson	3.5
Gilead Sciences	3.0
Elanco Animal Health	2.0
Elevance Health	1.8

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Health Care ETF (TMED)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Principal Listing Exchange: Nasdaq Stock Market LLC

202506-4610402

ETF1194-053 08/25

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
June 30, 2025
T. ROWE PRICE
TMED	Health Care ETF
For more insights from T. Rowe Price investment professionals, go to troweprice.com.

T. ROWE PRICE HEALTH CARE ETF

Unaudited
FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period

6/11/25(1) Through
6/30/25
NET ASSET VALUE
Beginning of period	$ 25.00
Investment activities
Net investment income(2)(3)	0.01
Net realized and unrealized gain/loss	(0.20)
Total from investment activities	(0.19)
NET ASSET VALUE
End of period	$ 24.81
Ratios/Supplemental Data
Total return, based on NAV(3)(4)	(0.76)%
Ratios to average net assets:(3)
Gross expenses before waivers/payments by Price Associates	0.44%(5)
Net expenses after waivers/payments by Price Associates	0.44%(5)
Net investment income	1.11%(5)
Portfolio turnover rate(6)	4.1%
Net assets, end of period (in thousands)	$ 9,924

(1)	Inception date
(2)	Per share amounts calculated using average shares outstanding method.
(3)	Includes the impact of expense-related arrangements with Price Associates.
(4)	Total return reflects the rate that an investor would have earned on an investment in the fund during the period, assuming reinvestment of all distributions. Total return is not annualized for periods less than one year.
(5)	Annualized
(6)	Portfolio turnover excludes securities received or delivered through in-kind share transactions.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE HEALTH CARE ETF

June 30, 2025 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)

COMMON STOCKS 99.1%
HEALTH CARE 99.1%
Biotechnology 29.4%
89bio (1)	974	10
AbbVie	3,588	666
Alnylam Pharmaceuticals (1)	283	92
Apellis Pharmaceuticals (1)	552	10
Apogee Therapeutics (1)	464	20
Applied Therapeutics (1)	91,540	28
Arcellx (1)	1,441	95
Argenx SE, ADR (1)	75	41
Arrowhead Pharmaceuticals (1)	582	9
Ascendis Pharma, ADR (1)	829	143
BeOne Medicines, ADR (1)	143	35
Biogen (1)	849	107
Biohaven (1)	311	4
BioNTech, ADR (1)	609	65
Black Diamond Therapeutics (1)	20,917	52
Cabaletta Bio (1)	18,744	28
Caris Life Sciences (1)	751	20
Centessa Pharmaceuticals, ADR (1)	401	5
CRISPR Therapeutics (1)	597	29
Cytokinetics (1)	4,455	147
Denali Therapeutics (1)	2,420	34
Dyne Therapeutics (1)	3,047	29
Erasca (1)	26,412	34
Exact Sciences (1)	1,233	65
Gilead Sciences	2,704	300
Immatics NV (1)	13,686	74
Immucore Holdings, ADR (1)	2,172	68
Immunome (1)	1,055	10

T. ROWE PRICE HEALTH CARE ETF

	Shares	$ Value
(Cost and value in $000s)
Immunovant (1)	1,515	24
Ionis Pharmaceuticals (1)	1,646	65
Jasper Therapeutics (1)	891	5
Kymera Therapeutics (1)	449	20
Merus NV (1)	90	5
Metsera (1)	518	15
Moderna (1)	681	19
MoonLake Immunotherapeutics (1)	509	24
Nurix Therapeutics (1)	2,127	24
Nuvalent, Class A (1)	128	10
Prime Medicine (1)	12,397	31
Regeneron Pharmaceuticals	288	151
REVOLUTION Medicines (1)	363	13
Sarepta Therapeutics (1)	1,707	29
Tango Therapeutics (1)	5,902	30
Vaxcyte (1)	1,375	45
Veracyte (1)	360	10
Vertex Pharmaceuticals (1)	297	132
Xenon Pharmaceuticals Inc (1)	610	19
Zai Lab, ADR (1)	713	25
		2,916
Health Care Equipment & Supplies 23.3%
Abbott Laboratories	2,971	404
Alcon	338	30
Align Technology (1)	86	16
Becton Dickinson	2,045	352
Cooper (1)	1,259	90
Dexcom (1)	243	21
Edwards Lifesciences (1)	2,090	163
Enovis (1)	1,202	38
GE HealthCare Technologies	672	50
Haemonetics (1)	770	57
Hologic (1)	2,024	132

T. ROWE PRICE HEALTH CARE ETF

	Shares	$ Value
(Cost and value in $000s)
ICU Medical Inc (1)	343	45
Insulet (1)	79	25
Intuitive Surgical (1)	830	451
Lantheus Holdings (1)	247	20
Masimo Corp (1)	539	91
Novocure (1)	2,715	48
Outset Medical (1)	1,860	36
Penumbra (1)	39	10
PROCEPT BioRobotics (1)	80	5
QuidelOrtho (1)	976	28
RxSight (1)	332	4
Solventum (1)	131	10
STERIS	195	47
Stryker	234	93
Teleflex	451	53
		2,319
Health Care Providers & Services 16.5%
Cardinal Health	556	93
Cencora	419	126
CVS Health	2,568	177
Elevance Health	459	179
GeneDx Holdings (1)	54	5
Humana	328	80
McKesson	195	143
Molina Healthcare (1)	242	72
NeoGenomics (1)	1,958	14
Oscar Health, Class A (1)	1,959	42
UnitedHealth Group	2,270	708
		1,639
Health Care Technology 0.1%
Schrodinger (1)	373	8
		8

T. ROWE PRICE HEALTH CARE ETF

	Shares	$ Value
(Cost and value in $000s)
Life Sciences Tools & Services 8.9%
10X Genomics, Class A (1)	1,851	21
Agilent Technologies	1,375	162
Avantor (1)	4,068	55
Bio-Techne	952	49
Bruker	1,186	49
Danaher	2,020	399
Mettler-Toledo International (1)	98	115
Pacific Biosciences of California (1)	7,299	9
Quanterix (1)	455	3
Stevanato Group	815	20
		882
Pharmaceuticals 20.9%
AstraZeneca, ADR	913	64
Bristol-Myers Squibb	3,113	144
Elanco Animal Health (1)	13,713	196
Eli Lilly	1,770	1,380
Johnson & Johnson	323	49
Pfizer	1,354	33
Rapport Therapeutics (1)	1,230	14
Sanofi, ADR	1,707	82
Teva Pharmaceutical Industries, ADR (1)	2,299	39
Zoetis	463	72
		2,073
Total Health Care		9,837
Total Common Stocks (Cost $9,945)		9,837

T. ROWE PRICE HEALTH CARE ETF

	Shares	$ Value
(Cost and value in $000s)
PREFERRED STOCKS 0.2%
HEALTH CARE 0.2%
Life Sciences Tools & Services 0.2%
Sartorius AG (EUR)	84	22
Total Health Care		22
Total Preferred Stocks (Cost $20)		22
Total Investments in Securities 99.3% of Net Assets (Cost $9,965)		$9,859

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing.
ADR	American Depositary Receipts
EUR	Euro
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE HEALTH CARE ETF

June 30, 2025 Unaudited
    STATEMENT OF ASSETS AND LIABILITIES

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $9,965)	$9,859
Receivable for investment securities sold	361
Cash	86
Total assets	10,306
Liabilities
Payable for investment securities purchased	380
Investment management and administrative fees payable	2
Total liabilities	382
NET ASSETS	$9,924
Net Assets Consists of:
Total distributable earnings (loss)	$(76)
Paid-in capital applicable to 400,000 shares of $0.0001 par value capital stock outstanding; 4,000,000,000 shares of the Corporation authorized	10,000
NET ASSETS	$9,924
NET ASSET VALUE PER SHARE	$24.81
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE HEALTH CARE ETF

Unaudited
    STATEMENT OF OPERATIONS

($000s)
6/11/25 Through
6/30/25
Investment Income (Loss)
Dividend income	$8
Investment management and administrative expense	2
Net investment income	6
Realized and Unrealized Gain / Loss
Net realized gain on securities	24
Change in net unrealized gain / loss on securities	(106)
Net realized and unrealized gain / loss	(82)
DECREASE IN NET ASSETS FROM OPERATIONS	$(76)
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE HEALTH CARE ETF

Unaudited
    STATEMENT OF CHANGES IN NET ASSETS

($000s)
6/11/25 Through
6/30/25
Increase (Decrease) in Net Assets
Operations
Net investment income	$6
Net realized gain	24
Change in net unrealized gain / loss	(106)
Decrease in net assets from operations	(76)
Capital share transactions*
Shares sold	10,000
Increase in net assets from capital share transactions	10,000
Net Assets
Increase during period	9,924
Beginning of period	-
End of period	$9,924
*Share information (000s)
Shares sold	400
Increase in shares outstanding	400
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE HEALTH CARE ETF

Unaudited
    NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Health Care ETF (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund incepted on June 11, 2025. The fund seeks long-term capital appreciation.
NOTE  1  –  SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions
Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid annually. A capital gain distribution, if any, may also be declared and paid by the fund annually. Dividends and distributions cannot be automatically reinvested in additional shares of the fund.

T. ROWE PRICE HEALTH CARE ETF

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Capital Transactions
The fund issues and redeems shares at its net asset value (NAV) only with Authorized Participants and only in large blocks of 50,000 shares (each, a “Creation Unit”). The fund’s NAV per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Individual fund shares may not be purchased or redeemed directly with the fund. An Authorized Participant may purchase or redeem a Creation Unit of the fund each business day that the fund is open in exchange for the delivery of a designated portfolio of in-kind securities and/or cash. When purchasing or redeeming Creation Units, Authorized Participants are also required to pay a fixed and/or variable purchase or redemption transaction fee as well as any applicable additional variable charge to defray the transaction cost to a fund.
Individual fund shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on Nasdaq Stock Market LLC and because the shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).
New Accounting Guidance
In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied

T. ROWE PRICE HEALTH CARE ETF

prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE  2  –  VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE HEALTH CARE ETF

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund's portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE HEALTH CARE ETF

Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$9,837	$—	$—	$9,837
Preferred Stocks	—	22	—	22
Total	$9,837	$22	$—	$9,859

T. ROWE PRICE HEALTH CARE ETF

NOTE  3  –  OTHER INVESTMENT TRANSACTIONS
Purchases and sales of portfolio securities excluding in-kind transactions and short-term securities aggregated $10,343,000 and $403,000, respectively, for the period ended June 30, 2025.
NOTE  4  –  FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At June 30, 2025, the cost of investments (including derivatives, if any) for federal income tax purposes was $9,965,000. Net unrealized loss aggregated $106,000 at period-end, of which $132,000 related to appreciated investments and $238,000 related to depreciated investments.
NOTE  5  –   RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management and administrative agreement between the fund and Price Associates provides for an annual all-inclusive fee equal to 0.44% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest and borrowing expenses; taxes; brokerage commissions and other transaction costs; fund proxy expenses; and nonrecurring and extraordinary expenses. All costs related to organization and offering of the fund are borne by Price Associates.

T. ROWE PRICE HEALTH CARE ETF

T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund.
As of June 30, 2025, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 350,000 shares of the fund, representing 88% of the fund’s net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the period ended June 30, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE  6  –   SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in portfolio of securities. The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective. The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.

T. ROWE PRICE HEALTH CARE ETF

NOTE  7  –   OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE HEALTH CARE ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT
At a meeting held on February 6, 2025 (Meeting), the fund’s Board of Directors (Board), including a majority of the fund’s independent directors, approved the initial investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the initial investment subadvisory agreements (Subadvisory Contracts) that the Adviser entered into with T. Rowe Price International Ltd and T. Rowe Price Australia Limited (Subadvisers) on behalf of the fund. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadvisers, and the approval of the Advisory Contract and Subadvisory Contracts.  The independent directors were assisted in their evaluation of the Advisory Contract and Subadvisory Contracts by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In considering and approving the Advisory Contract and Subadvisory Contracts, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below.  The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the advisory contracts for the T. Rowe Price mutual funds and ETFs, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadvisers
The Board considered the nature, quality, and extent of the services provided to other T. Rowe Price mutual funds and ETFs (and the nature, quality, and extent of the services expected to be provided to the fund) by the Adviser and Subadvisers. These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s and Subadvisers’ senior management teams and investment personnel that will be involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that it was satisfied with the nature, quality, and extent of the services to be provided by the Adviser and Subadvisers.
Costs, Benefits, Economies of Scale, Fees and Expenses

T. ROWE PRICE HEALTH CARE ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT (continued)
Since the fund was approved for launch at the Meeting, the Board did not review information regarding the revenues received by the Adviser under the Advisory Contract and other benefits that the Adviser (and its affiliates) may have realized, or will realize, from its relationship with the fund.
Under the Advisory Contract, the fund will pay the Adviser an all-inclusive management fee, which is based on the fund’s average daily net assets. The all-inclusive management fee includes investment management services and provides for the Adviser to pay all of the fund’s ordinary, recurring operating expenses except for interest and borrowing expenses; taxes; brokerage commissions and other transaction costs; fund proxy expenses; and any nonrecurring, extraordinary expenses. Under each Subadvisory Contract, the Adviser may pay the Subadviser up to 60% of the advisory fees that the Adviser receives from the fund. The Adviser has generally implemented an all-inclusive management fee structure in situations where a fixed total expense ratio is useful for purposes of providing certainty of fees and expenses for investors and such a fee structure is typically used by other ETFs offered by competitors. The Adviser has historically sought to set the initial all-inclusive management fee rate at levels below the expense ratios of comparable funds to take into account potential future economies of scale. In addition, the assets of the fund are included in the calculation of the group fee rate, which serves as a component of the management fee for many T. Rowe Price funds and declines at certain asset levels based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund).  Although the fund does not have a group fee component to its management fee, its assets are included in the calculation because certain resources utilized to operate the fund are shared with other T. Rowe Price funds.
In connection with its approval of the initial Advisory Contract, the Board was provided with information regarding industry trends in management fees and expenses and the Board reviewed comparisons of the fund’s proposed fee structure relative to similarly managed competitor funds and T. Rowe Price funds. On the basis of the information provided and the factors considered, the Board concluded that the fee structure was reasonable and appropriate.
Approval of the Advisory Contract and Subadvisory Contracts
As noted, at the Meeting, the Board approved the initial Advisory Contract and Subadvisory Contracts for the fund. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its future shareholders for the Board to approve the Advisory Contract and Subadvisory Contracts (including the fees to be charged for services thereunder).

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1307 Point Street
Baltimore, MD 21231
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
T. Rowe Price Investment Services, Inc.
ETF1194-051 08/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Exchange-Traded Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 19, 2025